Offerings - Offering: 1	Dec. 29, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act based on the proposed maximum aggregate offering price. This filing fee table shall be deemed to update the "Calculation of Filing Fee Table" in the Registration Statement of Form S-3ASR (File No. 333-281454) of Riot Platforms, Inc. filed on August 9, 2024. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.